Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - Mar. 31, 2025	CNY (¥)	USD ($)
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2026	¥ 470,319	$ 65,521
2027
Total lease payments	470,319	65,521
Less: Interest	(13,307)	(1,854)
Present value of operating lease liabilities	¥ 457,012	$ 63,667